ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2010	2011

Employee compensation and related accruals	$132	$118
Professional fees	100	117
Government authorities and Tax	784	499
Royalties to OCS	73	149
Other accrued expenses	168	272

	$1,257	$1,155